Commitments and contingencies	12 Months Ended
Apr. 30, 2025
Commitments And Contingencies
Commitments and contingencies

28. Commitments and contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such a claim, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable.

In the opinion of management, there were no pending or threatened claim and litigation as of April 30, 2023, 2024 and 2025, and through the issuance date of these consolidated financial statements.